SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2023 USD ($)	Dec. 29, 2023
Convenience translation rate of USD1.00						7.0999
Term deposits	¥ 328,181,000
Held-to-maturity securities	0		206,916,000
Impairment losses on long-lived assets	0	$ 0	0	¥ 52,544,000
Revenue recognized that was included in deferred revenue balance	889,909,000		980,385,000
Remaining performance obligations	1,237,621,000
Remaining performance obligations, expected to be recognized over the next 12 months	1,113,480,000
Remaining performance obligations, expected to be recognized over the second 12 months	75,615,000
Remaining performance obligations, expected to be recognized thereafter	48,526,000
Government subsidies	6,469,000		7,825,000	¥ 9,350,000
Cash and cash equivalents	¥ 636,052,000		¥ 819,911,000		$ 89,586
Concentration Risk, Percentage	10.00%	10.00%	10.00%	10.00%
Available-for-sale debt investments recorded with unrealized gain	¥ 35,450,000		¥ 4,318,000
Goodwill impairment loss	0	$ 0	0	¥ 43,300,000
Capitalized Contract Cost, Impairment Loss				34,528,000
Contract costs	¥ 0		0
Uncertain income tax position	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.
Net revenues	¥ 2,960,813,000	$ 417,022	2,498,214,000	6,561,747,000
Maximum [Member]
Operating Lease, Term	7 years				7 years
Comprehensive Tutoring Services
Net revenues				560,196,000
Other Revenue
Net revenues	¥ 31,932,000		35,313,000	912,000
Selling and marketing expense [Member]
Capitalized contract costs amortization	¥ 0		¥ 0	¥ 212,880,000
Small Scale VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	3.00%				3.00%
Small Scale VAT Payer Entities [Member] | Revenue on Sales [Member]
Value added tax rate	3.00%				3.00%
General VAT Payer Entities [Member] | Educational services [Member]
Value added tax rate	6.00%				6.00%
General VAT Payer Entities [Member] | Revenue on Sales [Member]
Value added tax rate	13.00%				13.00%
Revenue Benchmark
Number of customers whose revenue individually represent greater than 10% of the total net revenues | Customer	0	0	0	0
CNY
Cash and cash equivalents	¥ 610,124,000		¥ 472,415,000